Income Taxes - Summary of Group's Loss before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total loss before income tax	¥ (651,301)	$ (91,734)	¥ (969,248)	¥ (795,798)
PRC
Total loss before income tax	(604,997)	(85,211)	(892,612)	(704,003)
Non PRC [Member]
Total loss before income tax	¥ (46,304)	$ (6,522)	¥ (76,636)	¥ (91,795)